Commitments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Future minimum lease payments
Additional capital commitments	$ 5,128,087	$ 2,686,537
Lease commitments
Future minimum lease payments
Total	201,877
Less than one year | Lease commitments
Future minimum lease payments
Total	$ 201,877